UNITED STATES
                             SECURITIES AND EXCHANGE COMMISSION
                                   WASHINGTON, D.C. 20549


                                         FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                                    INVESTMENT COMPANIES

Investment Company Act file number:       811-4870


                   GENERAL NEW YORK MUNICIPAL MONEY MARKET FUND
                (Exact name of Registrant as specified in charter)


                           c/o The Dreyfus Corporation
                                 200 Park Avenue
                             New York, New York 10166
               (Address of principal executive offices) (Zip code)

                               Mark N. Jacobs, Esq.
                                 200 Park Avenue
                             New York, New York 10166
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 922-6000

Date of fiscal year end:  11/30

Date of reporting period: 11/30/03

                                         FORM N-CSR

ITEM 1. REPORTS TO STOCKHOLDERS.

      General New York
      Municipal Money
      Market Fund

      ANNUAL REPORT November 30, 2003

YOU, YOUR ADVISOR AND
DREYFUS
A MELLON FINANCIAL COMPANY (SM)

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

            Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value


                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter from the Chairman

                             3   Discussion of Fund Performance

                             6   Statement of Investments

                            12   Statement of Assets and Liabilities

                            13   Statement of Operations

                            14   Statement of Changes in Net Assets

                            15   Financial Highlights

                            17   Notes to Financial Statements

                            22   Report of Independent Auditors

                            23   Important Tax Information

                            24   Board Members Information

                            26   Officers of the Fund

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                       The Fund

                                                               General New York
                                                    Municipal Money Market Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

This annual report for General New York Municipal Money Market Fund covers the 12-month period from December 1, 2002, through November 30, 2003. Inside, you'll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund's portfolio manager, Joseph Irace.

Recent reports of marked improvement in the growth of U.S. Gross Domestic Product suggest to us that the economy has started to turn the corner. Tax cuts and low mortgage rates have put cash in consumers' pockets, and corporations have begun to increase spending and investment. As a result, after several years of falling interest rates, longer-term bond yields have begun to creep upward. However, the Federal Reserve Board has repeatedly affirmed its commitment to low short-term interest rates, and yields of tax-exempt money market instruments have remained near historical lows.

Of course, we have seen upturns before, only to be disappointed when growth proved unsustainable over the longer term. However, based on recent data, we are cautiously optimistic about the current economic environment. As always, we urge you to speak regularly with your financial advisor, who may be in the best position to suggest the Dreyfus funds designed to meet your current needs, future goals and attitudes toward risk.

Thank you for your continued confidence and support.

Sincerely,

/s/ Stephen E. Canter

Stephen E. Canter
Chairman and Chief Executive Officer
The Dreyfus Corporation
December 15, 2003




DISCUSSION OF FUND PERFORMANCE

Joseph Irace, Portfolio Manager

How did General New York Municipal Money Market Fund perform during the period?

For the 12-month period ended November 30, 2003, the fund produced yields of 0.46% for Class A shares and 0.31% for Class B shares. Taking into account the effects of compounding, the fund produced annualized effective yields of 0.47% and 0.31% for Class A and Class B shares, respectively.(1)

The fund' s performance was the result of declining short-term interest rates during much of the reporting period. However, a rising supply of tax-exempt money market instruments from New York issuers helped support their yields relative to taxable securities when compared to historical norms.

What is the fund's investment approach?

The fund seeks to maximize current income exempt from federal, New York state and New York city personal income taxes, to the extent consistent with the preservation of capital and the maintenance of liquidity.

In pursuing this objective, we employ two primary strategies. First, we normally attempt to add value by constructing a diverse portfolio of high-quality, tax-exempt money market instruments that provide income exempt from federal, New York state and New York city personal income taxes. Second, we actively manage the fund' s average maturity in anticipation of what we believe are supply-and-demand changes in the short-term municipal marketplace.

For example, if we expect an increase in short-term supply, we may decrease the average maturity of the fund, which could enable us to take advantage of opportunities when short-term supply increases. Yields generally tend to rise when there is an increase in new-issue supply competing for investor interest. New securities, which are generally

                                                                The Fund


DISCUSSION OF FUND PERFORMANCE (CONTINUED)

issued with maturities in the one-year range, may in turn lengthen the fund's average maturity. If we anticipate limited new-issue supply, we may then look to extend the fund's average maturity to maintain then-current yields for as long as we believe practical. In addition, we try to maintain an average maturity that reflects our view of short-term interest-rate trends and future supply-and-demand considerations.

What other factors influenced the fund's performance?

At the start of the reporting period, the nation and New York had already experienced an extended cycle of economic weakness, heightened international tensions and a persistently declining stock market. However, those adverse influences began to ease in April 2003, when major combat operations in Iraq wound down, the stock market began to rally strongly and investors' economic expectations improved. Nonetheless, citing potential deflationary pressures and rising unemployment, the Federal Reserve Board (the "Fed") reduced short-term interest rates further in late June 2003, driving the federal funds rate to a 45-year low of 1% . As a result, yields of tax-exempt money market securities continued to decline during the first half of the year.

When more evidence of sustainable economic growth emerged during the summer of 2003, longer-term bond prices fell sharply. However, because money market yields were anchored by the 1% federal funds rate and the Fed's repeated affirmations of its accommodative monetary policy, yields of tax-exempt money market securities remained relatively stable during the second half of the reporting period.

In addition, municipal money market securities were affected by supply-and-demand factors during the reporting period. New York' s fiscal problems led to a higher volume of issuance compared to the same period one year earlier, and a rising supply of securities put upward pressure on yields, helping to offset some of the effects of lower interest rates. At times, tax-exempt money market securities provided 100% or more of the yield of comparable taxable instruments.

Although we recently have seen signs that New York state may be emerging from recessionary conditions, it currently continues to face budge deficits in its 2005 and 2006 fiscal years. New York City's economy has shown greater improvement recently, primarily because a recovering stock market has benefited business conditions on Wall Street.

In this changing environment, we have attempted to capture higher yields from longer-dated securities whenever they became available. In addition, to complement the fund' s core holdings of variable-rate demand notes, we have created a "laddered" portfolio of municipal notes with maturities between three and nine months. As a result, the fund ended the reporting period with its weighted average maturity in a range that we consider to be slightly longer than average.

What is the fund's current strategy?

We recently have seen encouraging signs of a more robust U.S. economy, and New York state' s tax revenues recently have met budgeted projections. Accordingly, we are hopeful that short-term interest rates have bottomed and that we may begin to see more opportunities for higher yields.

In the meantime, we have continued to focus on a diverse array of tax-exempt money market instruments, including many backed by insurance and bank letters of credit.(2) In our view, these are prudent strategies as investors adjust to a stronger economic environment.

December 15, 2003

(1) EFFECTIVE YIELD IS BASED UPON DIVIDENDS DECLARED DAILY AND REINVESTED MONTHLY. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. YIELDS FLUCTUATE. INCOME MAY BE SUBJECT TO STATE AND LOCAL TAXES FOR NON-NEW YORK RESIDENTS, AND SOME INCOME MAY BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT) FOR CERTAIN INVESTORS. AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR THE U.S. GOVERNMENT. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. THE YIELD PROVIDED FOR THE FUND'S CLASS B SHARES REFLECTS THE ABSORPTION OF FUND EXPENSES BY THE DREYFUS CORPORATION PURSUANT TO AN UNDERTAKING IN EFFECT THAT MAY BE EXTENDED, TERMINATED OR MODIFIED AT ANY TIME. HAD THESE EXPENSES NOT BEEN ABSORBED, THE FUND'S CLASS B YIELD WOULD HAVE BEEN LOWER.

(2) INSURANCE ON INDIVIDUAL PORTFOLIO SECURITIES EXTENDS TO THE REPAYMENT OF PRINCIPAL AND THE PAYMENT OF INTEREST IN THE EVENT OF DEFAULT. IT DOES NOT EXTEND TO THE MARKET VALUE OF THE PORTFOLIO SECURITIES OR THE VALUE OF THE FUND'S SHARES.

                                                             The Fund

STATEMENT OF INVESTMENTS

November 30, 2003

STATEMENT OF INVESTMENTS

                                                                                              Principal
TAX EXEMPT INVESTMENTS--99.3%                                                                 Amount ($)              Value ($)
------------------------------------------------------------------------------------------------------------------------------------

Baldwin Union Free School District

   GO Notes, TAN 1.50%, 6/29/2004                                                             1,000,000                1,002,848

City of Clayton, GO Notes, BAN

   2%, 4/9/2004                                                                               2,083,540                2,089,791

Connetquot Central School District of Islip

   GO Notes, TAN 1.50%, 6/30/2004                                                             7,000,000                7,020,052

Dutchess County Industrial Development Agency

  Civic Facility Revenue, VRDN

  (Marist College Civic Facility)

   1.10% (LOC; Key Bank)                                                                      6,640,000  (a)           6,640,000

Town of East Hampton, GO Notes

   BAN 1.40%, 6/22/2004                                                                       7,572,500                7,587,366

Erie County Industrial Development Agency

  VRDN:

    Civic Facility Revenue:

         (Multi-Mode-UPC Association)

            1.20% (LOC; Key Bank)                                                             5,595,000  (a)           5,595,000

         (People Inc. Project)

            1.20% (LOC; Key Bank)                                                             3,535,000  (a)           3,535,000

      IDR, MMARS 3rd Program-B&G Properties

         1.20% (LOC; HSBC Bank USA)                                                           1,520,000  (a)           1,520,000

Farmingdale Union School District

   GO Notes, TAN 1.50%, 6/29/2004                                                             6,500,000                6,518,501

Fayetteville-Manlius Central School District

   GO Notes, BAN 2%, 12/26/2003                                                               1,469,300                1,469,945

Harborfields Central School District

   GO Notes, BAN 1.75%, 3/5/2004                                                              3,400,000                3,405,318

Hastings-On-Hudson Union Free School

   District, GO Notes, TAN 1.50%, 6/22/2004                                                   4,500,000                4,512,404

Hauppauge Union Free School District

   GO Notes, TAN 1.50%, 6/29/2004                                                             3,000,000                3,008,554

Herricks Union Free School District

   GO Notes, TAN 1.50%, 6/29/2004                                                             3,000,000                3,008,559

Islip Industrial Development Agency, IDR, VRDN

  (Brentwood Distribution Co. Facility)

   1.15% (LOC; Fleet National Bank)                                                           1,000,000  (a)           1,000,000

Jamesville-Dewitt Central School District

   GO Notes, BAN 1.75%, 7/23/2004                                                             1,825,000                1,832,764


                                                                                              Principal
TAX EXEMPT INVESTMENTS (CONTINUED)                                                            Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

Johnson City Central School District

   GO Notes, BAN 1.50%, 6/17/2004                                                             3,000,000                3,005,583

Lakeland Central School District of Shrub Oak

   GO Notes, BAN 1.75%, 8/6/2004                                                              3,500,000                3,515,287

Long Island Power Authority, Electric System

   Revenue 4.30%, 12/1/2003 (Insured; AMBAC)                                                    500,000                  500,000

Malone Central School District, GO Notes

   2.875%, 1/15/2004 (Insured; FGIC)                                                            923,000                  924,796

Merrick Union Free School District

   GO Notes, BAN 1.50%, 3/11/2004                                                             1,000,000                1,001,061

Metropolitan Transportation Authority

  Commuter Facilities Revenue, CP

   1%, 4/8/2004 (LOC; ABN-AMRO)                                                              10,000,000               10,000,000

City of Middletown, GO Notes

   BAN 1.75%, 7/16/2004                                                                       2,447,980                2,458,837

Monroe County Industrial Development Agency

  VRDN:

    Civic Facility Revenue

         (Heritage Christian Home Project)

            1.20% (LOC; Key Bank)                                                             3,790,000  (a)           3,790,000

      College and University Revenue

         (Monroe Community College) 1.20%

            (LOC; M&T Bank)                                                                   3,500,000  (a)           3,500,000

      IDR (Jamestown Continental)

         1.20% (LOC; HSBC Bank USA)                                                           1,240,000  (a)           1,240,000

Monroe Tobacco Asset Securitization Corporation

  Tobacco Settlement Revenue, VRDN 1.21%

   (Liquidity Facility; WestLB AG)                                                            6,700,000  (a)           6,700,000

Montauk Union Free School District

   GO Notes, TAN 1.75%, 6/24/2004                                                             3,800,000                3,814,413

Municipal Assistance Corporation for the

  City of New York, Sales Tax Revenue

   Refunding, 5.50%, 7/1/2004                                                                   500,000                  512,910

Nassau County Tobacco Settlement Corporation

  Tobacco Settlement Revenue, VRDN

   1.21% (Liquidity Facility; Merrill Lynch)                                                  5,000,000  (a)           5,000,000

New Rochelle City School District, GO Notes

   TAN 1.75%, 6/30/2004                                                                       3,500,000                3,515,084

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                              Principal
TAX EXEMPT INVESTMENTS (CONTINUED)                                                            Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

New York City, Revenue, VRDN

  1.19% (Liquidity Facility; Merrill Lynch

   and LOC; Merrill Lynch)                                                                    9,320,000  (a)           9,320,000

New York City Housing Development Corporation

  Multi-Family Rental Housing Revenue, VRDN:

    (Carnegie Park)

         1.10% (Insured; FNMA)                                                               15,000,000  (a)          15,000,000

      (Columbus Green)

         1.10% (Insured; FNMA)                                                                9,975,000  (a)           9,975,000

      (Monterey)

         1.10% (Insured; FNMA)                                                               18,000,000  (a)          18,000,000

New York City Industrial Development Agency

  VRDN:

    Civic Facility Revenue

         (Brooklyn United Methodist Project)

            1.10% (LOC; The Bank of New York)                                                 2,900,000  (a)           2,900,000

      IDR (Allway Tools Inc. Additional Project)

         1.25% (LOC; Citibank)                                                                2,225,000  (a)           2,225,000

New York City Transitional Finance Authority

   Sales Tax Revenue, BAN 2%, 2/19/2004                                                      13,000,000               13,025,343

New York Counties Tobacco Trust II

  Tobacco Settlement Revenue, VRDN

   1.21% (Liquidity Facility; Merrill Lynch)                                                  5,215,000  (a)           5,215,000

New York State Dormitory Authority:

  College and University Revenue

      (Columbia University) 5%, 7/1/2004                                                        850,000                  869,644

   Revenues, VRDN:

      1.19% (Liquidity Facility; Merrill Lynch)                                               9,335,000  (a)           9,335,000

      (Mental Health Services):

         1.12% (Liquidity Facility; HSBC Bank USA)                                            5,000,000  (a)           5,000,000

         1.14% (Liquidity Facility; HSH Nordbank)                                             9,900,000  (a)           9,900,000

New York State Housing Finance Agency

  Revenue, VRDN (1500 Lexington Avenue

   Housing) 1.20% (LOC; Fleet National Bank)                                                  5,000,000  (a)           5,000,000

New York State Mortgage Agency, Revenue

   1.125%, 4/2/2004                                                                           5,000,000                5,000,000

New York State Power Authority, Electric Utility

   Revenue, CP 1.12%, 1/23/2004 (Liquidity Facility:
   The Bank of New York, Bank of Nova Scotia,
   Bayerische Landesbank, Dexia Credit Locale,
   JPMorgan Chase Bank, Landesbank Hessen-
   Thuringen Girozentrale, State Street Bank
   and Trust Co. and Wachovia Bank)                                                          11,000,000               11,000,000


                                                                                              Principal
TAX EXEMPT INVESTMENTS (CONTINUED)                                                            Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------

Village of Newark, GO Notes

   BAN 1.50%, 10/8/2004                                                                       1,500,000                1,501,840

Oneida County Industrial Development Agency

  IDR, VRDN (CMB Oriskany)

   1.25% (LOC; The Bank of New York)                                                          2,370,000  (a)           2,370,000

Port Authority of New York and New Jersey

  Special Obligation Revenue, Versatile

  Structure Obligation, VRDN:

      1.10% (Liquidity Facility; Bank
         of Nova Scotia)                                                                     33,000,000  (a)          33,000,000

      1.10% (Liquidity Facility; Landesbank

         Hessen-Thuringen Girozentrale)                                                      16,000,000  (a)          16,000,000

Poughkeepsie Industrial Development Agency

  Senior Living Facility Revenue, VRDN

  (Manor at Woodside Project) 1.15%

   (LOC; The Bank of New York)                                                                5,000,000  (a)           5,000,000

Queensbury Union Free School District

   GO Notes, BAN 2.125%, 1/7/2004                                                             7,400,000                7,406,106

Rockland County, GO Notes, BAN

   2%, 2/26/2004                                                                              2,400,000                2,404,920

Roslyn Union Free School District

   GO Notes, TAN 1.25%, 6/25/2004                                                             5,000,000                5,005,774

Sag Harbor Union Free School District

   GO Notes, TAN 1.75%, 6/30/2004                                                             2,500,000                2,510,617

Saint Lawrence County Industrial Development

  Agency, VRDN:

    Civic Facility Revenue (Canton-Potsdam

         Hospital Project) 1.15% (LOC; Key Bank)                                              5,808,000  (a)           5,808,000

      IDR (Newspapers Corp.)

         1.30% (LOC; Key Bank)                                                                2,675,000  (a)           2,675,000

Sayville Union Free School District

   GO Notes, TAN 1.75%, 6/30/2004                                                             2,500,000                2,510,043

Schenectady County Industrial Development

  Agency, Civic Facility Revenue, VRDN

  (Sunnyview Hospital and Rehabilitation)

   1.15% (LOC; Key Bank)                                                                      4,000,000  (a)           4,000,000

Ulster County Industrial Development Agency

  IDR, VRDN (Kingston Block and Masonry)

   1.25% (LOC; The Bank of New York)                                                          3,395,000  (a)           3,395,000

Village of Victor, GO Notes, BAN

   2%, 4/22/2004                                                                              1,750,000                1,755,267

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                              Principal
TAX EXEMPT INVESTMENTS (CONTINUED)                                                            Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------

Wantagh Union Free School District, GO Notes

   BAN 2%, 3/12/2004                                                                          2,100,000                2,104,971

Warren and Washington Counties Industrial

  Development Agency, IDR, VRDN

  (Angiodynamics Project) 1.30%

   (LOC; Key Bank)                                                                            3,325,000  (a)           3,325,000

West Babylon Union Free School District

   GO Notes, BAN 1.50%, 7/16/2004                                                             3,100,000                3,109,559

West Islip Union Free School District

   GO Notes, TAN 1.50%, 6/30/2004                                                             3,400,000                3,408,966

Westchester County Industrial Development

  Agency, Civic Facility Revenue, VRDN:

    Refunding (Rye Country Day School Project)

         1.15% (LOC; Allied Irish Banks)                                                      5,000,000  (a)           5,000,000

      (Young Women's Christian Association)

         1.10% (LOC; The Bank of New York)                                                    4,640,000  (a)           4,640,000

Yonkers Industrial Development Agency

  IDR, VRDN (104 Ashburton Avenue LLC)

   1.15% (LOC; Key Bank)                                                                      3,125,000  (a)           3,125,000
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $351,045,123)                                                             99.3%              351,045,123

CASH AND RECEIVABLES (NET)                                                                          .7%                2,296,901

NET ASSETS                                                                                       100.0%              353,342,024


Summary of Abbreviations

AMBAC             American Municipal Bond               FNMA              Federal National Mortgage Association
                  Assurance Corporation
                                                        GO                General Obligation
BAN               Bond Anticipation Notes
                                                        IDR               Industrial Development Revenue
CP                Commercial Paper
                                                        LOC               Letter of Credit
FGIC              Financial Guaranty Insurance
                  Company                               TAN               Tan Anticipation Notes

                                                        VRDN              Variable Rate Demand Notes


Summary of Combined Ratings (Unaudited)

Fitch                or          Moody's               or        Standard & Poor's                           Value (%)
------------------------------------------------------------------------------------------------------------------------------------

F1+, F1                          VMIG1, MIG1, P1                 SP1+, SP1, A1+, A1                               71.4

AAA, AA, A (b)                   Aaa, Aa, A (b)                  AAA, AA, A (b)                                     .8

Not Rated (c)                    Not Rated (c)                   Not Rated (c)                                    27.8

                                                                                                                 100.0

(A) SECURITIES PAYABLE ON DEMAND. VARIABLE INTEREST RATE--SUBJECT TO PERIODIC
    CHANGE.

(B) NOTES WHICH ARE NOT F, MIG AND SP RATED ARE REPRESENTED BY BOND RATINGS OF
    THE ISSUERS.

(C)  SECURITIES WHICH, WHILE NOT RATED BY FITCH, MOODY'S AND STANDARD & POOR'S,
HAVE BEEN DETERMINED BY THE MANAGER TO BE OF COMPARABLE QUALITY TO THOSE RATED
SECURITIES IN WHICH THE FUND MAY INVEST.

(D)  AT NOVEMBER 30, 2003, THE FUND HAD $98,955,850 OR 28.0% OF NET ASSETS
INVESTED IN SECURITIES WHOSE PAYMENT OF PRINCIPAL AND INTEREST IS DEPENDENT ON
REVENUES GENERATED FROM EDUCATION.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2003

                                                             Cost         Value
--------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--See Statement of
Investments                                           351,045,123   351,045,123

Cash                                                                  1,221,372

Interest receivable                                                   1,267,011

Prepaid expenses                                                         36,042

                                                                    353,569,548
--------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates                           174,814

Payable for shares of Common Stock redeemed                               4,597

Accrued expenses                                                         48,113

                                                                        227,524
--------------------------------------------------------------------------------

NET ASSETS ($)                                                      353,342,024
--------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                     353,342,024
--------------------------------------------------------------------------------

NET ASSETS ($)                                                      353,342,024

NET ASSET VALUE PER SHARE

                                                          Class A      Class B
--------------------------------------------------------------------------------

Net Assets ($)                                        314,873,846    38,468,178

Shares Outstanding                                    314,893,963    38,462,813
--------------------------------------------------------------------------------

NET ASSET VALUE PER SHARE ($)                                1.00          1.00

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF OPERATIONS

Year Ended November 30, 2003

--------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INTEREST INCOME                                                      4,281,178

EXPENSES:

Management fee--Note 2(a)                                            1,916,705

Shareholder servicing costs--Note 2(c)                                 489,515

Distribution fees and prospectus--Note 2(b)                             88,558

Professional fees                                                       48,484

Custodian fees                                                          45,685

Registration fees                                                       32,891

Prospectus and shareholders' reports                                    21,194

Trustees' fees and expenses--Note 2(d)                                  11,782

Miscellaneous                                                           15,404

TOTAL EXPENSES                                                       2,670,218

Less--reduction in distribution plan fees and
  shareholder servicing costs due to undertaking--Note 2(b,c)        (116,480)

NET EXPENSES                                                         2,553,738

INVESTMENT INCOME--NET                                               1,727,440
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--NOTE 1(B) ($):

Net realized gain (loss) on investments                                  4,548

Net unrealized appreciation (depreciation) on Investments                (894)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                   3,654

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 1,731,094

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF CHANGES IN NET ASSETS

                                                     Year Ended November 30,
                                             -----------------------------------
                                                     2003               2002
--------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                          1,727,440           3,391,438

Net realized gain (loss) on investments             4,548              20,449

Net unrealized appreciation
   (depreciation) on investments                     (894)               (371)

NET INCREASE (DECREASE) IN NET ASSETS

   RESULTING FROM OPERATIONS                    1,731,094            3,411,516
--------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net:

Class A shares                                (1,587,110)          (3,151,978)

Class B shares                                  (140,330)            (239,460)

TOTAL DIVIDENDS                               (1,727,440)          (3,391,438)
--------------------------------------------------------------------------------

BENEFICIAL INTEREST TRANSACTIONS ($1.00 per share):

Net proceeds from shares sold:

Class A shares                                697,761,544         823,512,278

Class B shares                                108,658,083          87,386,699

Dividends reinvested:

Class A shares                                  1,536,857           3,035,780

Class B shares                                    139,668             238,003

Cost of shares redeemed:

Class A shares                              (731,006,255)        (900,592,037)

Class B shares                              (115,681,547)         (83,855,005)

INCREASE (DECREASE) IN NET ASSETS FROM

   BENEFICIAL INTEREST TRANSACTIONS          (38,591,650)         (70,274,282)

TOTAL INCREASE (DECREASE) IN NET ASSETS      (38,587,996)         (70,254,204)
--------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                           391,930,020          462,184,224

END OF PERIOD                                 353,342,024          391,930,020

SEE NOTES TO FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.

                                                                                Year Ended November 30,
                                                          -------------------------------------------------------------------
CLASS A SHARES                                            2003           2002           2001           2000          1999
-----------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                      1.00           1.00           1.00           1.00          1.00

Investment Operations:

Investment income--net                                     .005           .009           .024           .033          .024

Distributions:

Dividends from investment income--net                     (.005)         (.009)         (.024)         (.033)        (.024)

Net asset value, end of period                            1.00            1.00           1.00           1.00          1.00
-----------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                           .46             .86           2.40           3.36          2.45
-----------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                    .65             .66            .63            .67           .68

Ratio of net investment income

   to average net assets                                   .47             .86           2.35           3.31          2.42
-----------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period ($ X 1,000)                  314,874         346,578        420,605        381,658       378,115

SEE NOTES TO FINANCIAL STATEMENTS.

                                                      The Fund

FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                 Year Ended November 30,
                                                          -------------------------------------------------------------------
CLASS B SHARES                                            2003           2002           2001           2000          1999
-----------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                      1.00           1.00           1.00           1.00          1.00

Investment Operations:

Investment income--net                                     .003           .005           .020           .030          .021

Distributions:

Dividends from investment income--net                     (.003)         (.005)         (.020)         (.030)        (.021)

Net asset value, end of period                            1.00           1.00           1.00           1.00          1.00
-----------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                           .31            .52           2.03           3.05          2.12
-----------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                    .80           1.00            .98            .98           .98

Ratio of net investment income

   to average net assets                                   .32            .52           1.89           2.94          2.14

Decrease reflected in above expense
   ratios due to undertakings

   by The Dreyfus Corporation                              .27            .06            .07            .08           .10
-----------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period ($ X 1,000)                   38,468         45,352         41,580        36,056         93,287

SEE NOTES TO FINANCIAL STATEMENTS.


NOTES TO FINANCIAL STATEMENTS

NOTE 1--Significant Accounting Policies:

General New York Municipal Money Market Fund (the "fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified open-end management investment company. The fund's investment objective is to maximize current income exempt from federal, New York state and New York city income taxes, to the extent consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the "Manager") serves as the fund' s investment adviser. The Manager is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation.

Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of the Manager, is the distributor of the fund's shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in the following classes of shares: Class A and Class B. Class A shares and Class B shares are identical except for the services offered to and the expenses borne by each class and certain voting rights. Class B shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act, and Class A shares and Class B shares are subject to a Shareholder Services Plan. In addition, Class B shares are charged directly for sub-accounting services provided by Service Agents (a securities dealer, financial institution or other industry professional) at an annual rate of .05% of the value of the average daily net assets of Class B shares. During the period ended November 30, 2003, sub-accounting service fees amounted to $21,926 for Class B shares and are included in shareholder servicing cost.

It is the fund's policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

                                                             The Fund

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

The fund' s financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(A) PORTFOLIO VALUATION: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the fund's Board of Trustees to represent the fair value of the fund's investments.

(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Interest income, adjusted for amortization of discount and premium on investments, is earned from settlement date and recognized on the accrual basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost. Under the terms of the custody agreement, the fund received net earnings credits of $51,245 during the period ended November 30, 2003, based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(C) DIVIDENDS TO SHAREHOLDERS: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gain.


(D) FEDERAL INCOME TAXES: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

At November 30, 2003, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The tax character of distributions paid to shareholders during the fiscal periods ended November 30, 2003 and November 30, 2002, respectively, were all tax exempt income.

During the period ended November 30, 2003, as a result of permanent book to tax differences, the fund reclassed $6,684 between accumulated net gain (loss) on investments and paid-in capital due to the expiration of capital loss carryover. Net assets were not affected by this reclassification.

At November 30, 2003, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2--Management Fee and Other Transactions With Affiliates:

(A) Pursuant to a management agreement ("Agreement") with the Manager, the management fee is computed at the annual rate of .50 of 1% of the value of the fund' s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed 1 1/2% of the value of the fund's average net assets, the fund may deduct from payments to be made to the Manager, or the Manager will bear, such excess expense. During the period ended November 30, 2003, there was no expense reimbursement pursuant to the agreement.

                                                             The Fund

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(B) Under the Distribution Plan with respect to Class B ("Class B Distribution Plan"), adopted pursuant to Rule 12b-1 under the Act, Class B shares bear directly the cost of preparing, printing and distributing prospectuses and statements of additional information and of implementing and operating the Class B Distribution Plan, such aggregate amount not to exceed in any fiscal year of the fund the greater of $100,000 or .005 of 1% of the average daily net assets of Class B. In addition, Class B shares reimburse the Distributor for payments made to third parties for distributing Class B shares at an annual rate not to exceed .20 of 1% of the value of the average daily net assets of Class B shares. During the period ended November 30, 2003, Class B shares were charged $88,558 pursuant to the Class B Distribution Plan, of which $6,848 was reimbursed by the Manager, due to an undertaking, See Note 2(c).

(C) Under the Shareholder Services Plan with respect to Class A ("Class A Shareholder Services Plan"), Class A shares reimburse the Distributor an amount not to exceed an annual rate of .25 of 1% of the value of the average daily net assets of Class A shares for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class A shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended November 30, 2003, Class A shares were charged $210,960 pursuant to the Class A Shareholder Services Plan.

Under the Shareholder Services Plan with respect to Class B ("Class B Shareholder Services Plan"), Class B shares pay the Distributor at an annual rate of .25 of 1% of the value of the average daily net assets of Class B shares for servicing shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class B shares and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents in respect of their services. The Distributor determines the amounts to be paid to Service Agents.

The Manager had undertaken from December 1, 2002 through December 3, 2002, from December 4, 2002 through July 7, 2003, and from July 8, 2003 through November 30, 2003, to reduce the expenses of Class B shares to the extent that, if the aggregate expenses of Class B shares, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed an annual rate of 1.00% , .75% , and 1.00% , respectively, of the value of the average daily net assets of Class B. In addition, the Manager may, at times, limit certain money market fund expenses in an effort to enhance yields of a fund, or a particular class of a fund, as applicable, because of low interest rates. Effective July 14, 2003, the Manager limited fund expenses on the fund (Class B) to maintain a minimum yield of 10 basis points. Such expense limitations are voluntary, temporary and may be revised or terminated at anytime. During the period ended November 30, 2003, Class B shares were charged $109,632, pursuant to the Class B Shareholder Services Plan, of which all was reimbursed by the Manager.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended November 30, 2003, the fund was charged $89,248 pursuant to the transfer agency agreement.

(D) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

                                                             The Fund

REPORT OF INDEPENDENT AUDITORS

Shareholders and Board of Trustees
General New York Municipal Money Market Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of General New York Municipal Money Market Fund as of November 30, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the fund' s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the fund at November 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with accounting principles. generally accepted in the United States.

                                        [ERNST & YOUNG LLP SIGNATURE LOGO]

New York, New York
January 7, 2004



IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby designates all the dividends paid from investment income-net during the fiscal year ended November 30, 2003 as "exempt-interest dividends" (not subject to regular federal and, for individuals who are New York residents, New York state and New York city personal income taxes).

                                                             The Fund

BOARD MEMBERS INFORMATION (Unaudited)

JOSEPH S. DIMARTINO (60)

CHAIRMAN OF THE BOARD (1995)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

* Corporate Director and Trustee

OTHER BOARD MEMBERSHIPS AND AFFILIATIONS:

* The Muscular Dystrophy Association, Director

* Levcor International, Inc., an apparel fabric processor, Director

* Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director

* The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 191

                              --------------

CLIFFORD L. ALEXANDER, JR. (70)

BOARD MEMBER (1982)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

* President of Alexander & Associates, Inc., a management consulting firm (January 1981-present)

* Chairman of the Board of Moody's Corporation (October 2000-October 2003)

* Chairman of the Board and Chief Executive Officer of The Dun and Bradstreet Corporation (October 1999-September 2000)

OTHER BOARD MEMBERSHIPS AND AFFILIATIONS:

* Wyeth (formerly, American Home Products Corporation), a global leader in pharmaceuticals, consumer healthcare products and animal health products, Director

* Mutual of America Life Insurance Company, Director

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 70

                              --------------

PEGGY C. DAVIS (60)

BOARD MEMBER (1990)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

* Shad Professor of Law, New York University School of Law (1983-present)

* She writes and teaches in the fields of evidence, constitutional theory, family law, social sciences and the law, legal process and professional methodology and training

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 26


ERNEST KAFKA (71)

BOARD MEMBER (1982)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

* Physician engaged in private practice specializing in the psychoanalysis of adults and adolescents (1962-present)

* Instructor, The New York Psychoanalytic Institute (1981-present)

* Associate Clinical Professor of Psychiatry at Cornell Medical School
(1987-2002)

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 26

                              --------------

NATHAN LEVENTHAL (60)

BOARD MEMBER (1989)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

* Chairman of the Avery-Fisher Artist Program (November 1997-present)

* President of Lincoln Center for the Performing Arts, Inc. (March 1984-December
2000)

OTHER BOARD MEMBERSHIPS AND AFFILIATIONS:

* Movado Group, Inc., Director

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 26

                              --------------

ONCE ELECTED ALL BOARD MEMBERS SERVE FOR AN INDEFINITE TERM. ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS, INCLUDING THEIR ADDRESS IS AVAILABLE IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION WHICH CAN BE OBTAINED FROM DREYFUS FREE OF CHARGE BY CALLING THIS TOLL FREE NUMBER: 1-800-554-4611.

SAUL B. KLAMAN, EMERITUS BOARD MEMBER

                                                             The Fund

OFFICERS OF THE FUND (Unaudited)

STEPHEN E. CANTER, PRESIDENT SINCE MARCH 2000.

     Chairman of the Board, Chief Executive Officer and Chief Operating Officer of the Manager, and an officer of 95 investment companies (comprised of 186 portfolios) managed by the Manager. Mr. Canter also is a Board member and, where applicable, an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 58 years old and has been an employee of the Manager since May 1995.

STEPHEN R. BYERS, EXECUTIVE VICE PRESIDENT SINCE NOVEMBER 2002.

     Chief Investment Officer, Vice Chairman and a Director of the Manager, and an officer of 95 investment companies (comprised of 186 portfolios) managed by the Manager. Mr. Byers also is an officer, director or an Executive Committee Member of certain other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 50 years old and has been an employee of the Manager since January 2000. Prior to joining the Manager, he served as an Executive Vice President-Capital Markets, Chief Financial Officer and Treasurer at Gruntal & Co., L.L.C.

MARK N. JACOBS, VICE PRESIDENT SINCE MARCH 2000.

     Executive Vice President, Secretary and General Counsel of the Manager, and an officer of 96 investment companies (comprised of 202 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Manager since June 1977.

STEVEN F. NEWMAN, SECRETARY SINCE MARCH 2000.

     Associate General Counsel and Assistant Secretary of the Manager, and an officer of 96 investment companies (comprised of 202 portfolios) managed by the Manager. He is 54 years old and has been an employee of the Manager since July 1980.

JANETTE E. FARRAGHER, ASSISTANT SECRETARY SINCE MARCH 2000.

     Associate General Counsel of the Manager, and an officer of 15 investment companies (comprised of 26 portfolios) managed by the Manager. She is 41 years old and has been an employee of the Manager since February 1984.

MICHAEL A. ROSENBERG, ASSISTANT SECRETARY SINCE MARCH 2000.

     Associate General Counsel of the Manager, and an officer of 93 investment companies (comprised of 195 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since October 1991.

JAMES WINDELS, TREASURER SINCE NOVEMBER 2001.

     Director - Mutual Fund Accounting of the Manager, and an officer of 96 investment companies (comprised of 202 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since April 1985.


ROBERT ROBOL, ASSISTANT TREASURER SINCE AUGUST 2003.

     Senior Accounting Manager - Money Market Funds of the Manager, and an officer of 37 investment companies (comprised of 79 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Manager since October 1988.

KENNETH J. SANDGREN, ASSISTANT TREASURER SINCE NOVEMBER 2001.

     Mutual Funds Tax Director of the Manager, and an officer of 96 investment companies (comprised of 202 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since June 1993.

WILLIAM GERMENIS, ANTI-MONEY LAUNDERING COMPLIANCE OFFICER SINCE SEPTEMBER 2002

     Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 91 investment companies (comprised of 197 portfolios) managed by the Manager. He is 33 years old and has been an employee of the Distributor since October 1998. Prior to joining the Distributor, he was a Vice President of Compliance Data Center, Inc

                                                             The Fund

NOTES

                        For More Information

                        General New York Municipal Money Market Fund
                        200 Park Avenue
                        New York, NY 10166

                      Manager

                        The Dreyfus Corporation
                        200 Park Avenue
                        New York, NY 10166

                      Custodian

                        The Bank of New York
                        100 Church Street
                        New York, NY 10286

                      Transfer Agent & Dividend Disbursing Agent

                        Dreyfus Transfer, Inc.
                        P.O. Box 9263
                        Boston, MA 02205-8501

                      Distributor

                        Dreyfus Service Corporation
                        200 Park Avenue
                        New York, NY 10166

To obtain information:

BY TELEPHONE Call 1-800-645-6561

BY MAIL  Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

BY E-MAIL  Send your request to info@dreyfus.com

ON THE INTERNET Information can be viewed online or downloaded from:
http://www.dreyfus.com

(c) 2004 Dreyfus Service Corporation                                  574AR1103


ITEM 2. CODE OF ETHICS.

     The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     The Registrant's Board has determined that Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Mr. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

            Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

            Not applicable.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

            Not applicable.

ITEM 8.      [RESEFRVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 10.  EXHIBITS.

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.


                                         SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GENERAL NEW YORK MUNICIPAL MONEY MARKET FUND

By:   /S/ STEPHEN E. CANTER
      _____________________
      Stephen E. Canter
      President

Date:  January 23, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:   /S/ STEPHEN E. CANTER
      _____________________
      Stephen E. Canter
      Chief Executive Officer

Date:  January 23, 2004

By:   /S/ JAMES WINDELS
      ______________________
      James Windels
      Chief Financial Officer

Date:  January 23, 2004

                                       EXHIBIT INDEX

     (a)(1) Code of ethics referred to in Item 2.

     (a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

     (b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)